                            Table of Contents

                                     OVERVIEW
                           LETTER TO PARTNERS       1
                            ECONOMIC SNAPSHOT       2

                          PERFORMANCE SUMMARY
          PERFORMANCE OF A $10,000 INVESTMENT       4
                            RETURN HIGHLIGHTS       5

                               BY THE NUMBERS
                      YOUR FUND'S INVESTMENTS       6
                         FINANCIAL STATEMENTS       9
                NOTES TO FINANCIAL STATEMENTS      13
               REPORT OF INDEPENDENT AUDITORS      16



      MANAGING GENERAL PARTNERS AND IMPORTANT
                                    ADDRESSES      17
         MANAGING GENERAL PARTNER AND OFFICER
                                  INFORMATION      18

Regardless of the market environment, your investment goals don't go away.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO PARTNERS
January 17, 2003

Dear Partner,

During the bull market of the 1990s, many investors ignored what investment risk really means: the possibility of losing money. Instead, investors came to define risk as "more reward."

Today, it's clear that for many people, the pendulum has swung to the opposite extreme. Many are reluctant to enter the market, stick with their long-term plans, or assume prudent levels of risk. Not knowing what action to take, many investors are taking none.

Regardless of how you define risk and regardless of the market environment, your investment goals don't go away. Parents will want to send children to college, retirees will want to enjoy their golden years, and families will want to purchase homes. And history bears out that a prudent investment may be one of the best ways to get there.

How can you reconcile the reality of market risk with the pursuit of your long-term investment goals? At Van Kampen, we believe that diversification and asset allocation are the best strategies for managing the market's ups and downs. That's why Van Kampen offers a full range of fund choices. We encourage you to work with your advisor to make sure that you have an asset allocation that's suitable for you.

As we enter a new year, all of us at Van Kampen remain grateful for the trust you have placed in us and for the opportunity to help you enjoy life's true wealth.

Sincerely,

[SIG]
David M. Swanson
Chief Operating Officer
Van Kampen Asset Management Inc.

ECONOMIC SNAPSHOT

THE ECONOMY
ECONOMIC DATA RELEASED IN DECEMBER 2002 SEEMED TO SUGGEST THE ECONOMY WAS EMERGING FROM ITS AUTUMN SOFT SPOT. RETAIL SALES AND INDUSTRIAL PRODUCTION RECORDED GAINS THAT SURPASSED EXPECTATIONS. BOTH NEW AND EXISTING HOME SALES CONTINUED TO REMAIN AT HISTORICALLY HIGH LEVELS. EVEN THE BELEAGUERED MANUFACTURING SECTOR ENJOYED SOME GOOD NEWS: THE INSTITUTE OF SUPPLY MANAGEMENT REPORTED THAT NEW ORDERS WERE SO ROBUST, THEY REGISTERED THE LARGEST MONTHLY INCREASE SINCE 1980. EQUALLY ENCOURAGING, INFLATION PRESSURES REMAINED STABLE THROUGHOUT THE REPORTING PERIOD--DESPITE RISING OIL PRICES.

AGAINST THIS BACKDROP, THE FEDERAL RESERVE MAINTAINED ITS ACCOMMODATIVE MONETARY POLICY WHICH, AS A RESULT, ALLOWED INTEREST RATES TO CONTINUE HOVERING AT THE LOWEST LEVELS IN DECADES.

YET, POCKETS OF WEAKNESS PERSISTED. DECEMBER'S JOB LOSSES WERE THE STRONGEST RECORDED IN RECENT MONTHS, CAUSING INVESTORS TO QUESTION THE SUSTAINABILITY OF ECONOMIC ACTIVITY MOVING FORWARD.

FURTHER CLOUDING THE ECONOMIC HORIZON, THE DOLLAR MOVED LOWER AS TRADERS AND INVESTORS QUESTIONED THE NEWLY APPOINTED TREASURY SECRETARY'S COMMITMENT TO A STRONG DOLLAR. WHILE THE DECLINING DOLLAR SEEMED LIKE ANOTHER DARK CLOUD, A POSSIBLE SILVER LINING REMAINS: DOLLAR WEAKNESS COULD TRANSLATE INTO IMPROVED EXPORTS IN 2003, FURTHER SUPPORTING ECONOMIC GROWTH.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(December 31, 2000--December 31, 2002)

[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Dec 00                                                                            1.1%
Mar 01                                                                           -0.6%
Jun 01                                                                           -1.6%
Sep 01                                                                           -0.3%
Dec 01                                                                            2.7%
Mar 02                                                                            5.0%
Jun 02                                                                            1.3%
Sep 02                                                                            4.0%
Dec 02                                                                            0.7%

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(December 31, 2000--December 31, 2002)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Dec 00                                                                      6.50                               3.40
                                                                            5.50                               3.70
                                                                            5.50                               3.50
Mar 01                                                                      5.00                               2.90
                                                                            4.50                               3.30
                                                                            4.00                               3.60
Jun 01                                                                      3.75                               3.20
                                                                            3.75                               2.70
                                                                            3.50                               2.70
Sep 01                                                                      3.00                               2.60
                                                                            2.50                               2.10
                                                                            2.00                               1.90
Dec 01                                                                      1.75                               1.60
                                                                            1.75                               1.10
                                                                            1.75                               1.10
Mar 02                                                                      1.75                               1.50
                                                                            1.75                               1.60
                                                                            1.75                               1.20
Jun 02                                                                      1.75                               1.10
                                                                            1.75                               1.50
                                                                            1.75                               1.80
Sep 02                                                                      1.75                               1.50
                                                                            1.75                               2.00
                                                                            1.25                               2.20
Dec 02                                                                      1.25                               2.40

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

PERFORMANCE OF A $10,000 INVESTMENT

(December 31, 1992--December 31, 2002)

 [LINE GRAPH]

                                                                                                STANDARD & POOR'S 500 INDEX IS AN
                                                                                                    UNMANAGED INDEX GENERALLY
                                                                                                REPRESENTATIVE OF THE U.S. STOCK
                                                                      EXCHANGE FUND                          MARKET.
                                                                      -------------             ---------------------------------
12/92                                                                    10000.00                           10000.00
                                                                         10303.00                           10437.00
                                                                         10385.00                           10488.00
                                                                         10492.00                           10759.00
12/93                                                                    10790.00                           11008.00
                                                                         10406.00                           10591.00
                                                                         10558.00                           10635.00
                                                                         11224.00                           11155.00
12/94                                                                    11307.00                           11153.00
                                                                         12728.00                           12239.00
                                                                         14234.00                           13408.00
                                                                         14621.00                           14473.00
12/95                                                                    15033.00                           15345.00
                                                                         15814.00                           16168.00
                                                                         16586.00                           16894.00
                                                                         17967.00                           17416.00
12/96                                                                    20477.00                           18868.00
                                                                         20948.00                           19374.00
                                                                         23460.00                           22756.00
                                                                         26059.00                           24460.00
12/97                                                                    24415.00                           25163.00
                                                                         27661.00                           28672.00
                                                                         27383.00                           29619.00
                                                                         27240.00                           26673.00
12/98                                                                    31583.00                           32352.00
                                                                         31914.00                           33969.00
                                                                         33612.00                           36363.00
                                                                         33056.00                           34091.00
12/99                                                                    35278.00                           39164.00
                                                                         42165.00                           40062.00
                                                                         45943.00                           38998.00
                                                                         39024.00                           38620.00
12/00                                                                    38297.00                           35598.00
                                                                         33960.00                           31378.00
                                                                         35765.00                           33214.00
                                                                         32173.00                           28339.00
12/01                                                                    36010.00                           31367.00
                                                                         36824.00                           31454.00
                                                                         30635.00                           27240.00
                                                                         25203.00                           22534.00
12/02                                                                    26839.00                           24434.00

This chart compares your fund's performance to that of the S&P 500 Index over time.

This index is an unmanaged broad-based, statistical composite and its performance does not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. The historical performance of the index is shown for illustrative purposes only; it is not meant to forecast, imply, or guarantee the future performance of any investment vehicle. It is not possible to invest directly in an index.

The above chart reflects the performance of the fund. The fund's performance assumes reinvestment of all distributions and is shown at net asset value. The performance above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund units. Results are hypothetical.

While past performance is no guarantee of future results, the above information provides a broader vantage point from which to evaluate the discussion of the fund's performance found in the following pages.

RETURN HIGHLIGHTS

(as of December 31, 2002)

----------------------------------------------------------------------------
One-year total return(1)                                    -25.47%
----------------------------------------------------------------------------
Five-year average annual total return(1)                      1.91%
----------------------------------------------------------------------------
Ten-year average annual total return(1)                      10.38%
----------------------------------------------------------------------------
Life-of-Fund average annual total return(1)                  12.00%
----------------------------------------------------------------------------
Commencement date                                          12/16/76
----------------------------------------------------------------------------

(1) Total return based on net asset value (NAV) assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and sale of all units of partnership interest at the end of the period, all at NAV. The returns above do not reflect the deduction of taxes that a partner would pay on Fund distributions or the redemption of Fund units.

    See the Comparative Performance section of the current prospectus. An investment in the Fund is subject to investment risks, and you could lose money on your investment in the Fund. Please review the Risk/Return Summary of the Prospectus for further details on investment risks. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and Fund units, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown.

    Market forecasts provided in this report may not necessarily come to pass.

                        BY THE NUMBERS

YOUR FUND'S INVESTMENTS

December 31, 2002
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
COMMON STOCKS  98.9%
AEROSPACE & DEFENSE  0.5%
Honeywell International, Inc. ..............................   12,528   $   300,672
                                                                        -----------

ALUMINUM  0.6%
Alcan, Inc. (Canada)........................................   10,774       318,048
                                                                        -----------

AUTO PARTS & EQUIPMENT  0.3%
Dana Corp. .................................................   13,677       160,842
                                                                        -----------

COMPUTER HARDWARE  2.1%
International Business Machines Corp. ......................   15,016     1,163,740
                                                                        -----------

CONSTRUCTION & ENGINEERING  0.6%
Fluor Corp. ................................................   12,831       359,268
                                                                        -----------

CONSUMER FINANCE  1.0%
Household International, Inc. ..............................   21,372       594,355
                                                                        -----------

DIVERSIFIED METALS & MINING  0.2%
Massey Energy Corp. ........................................   12,831       124,717
                                                                        -----------

FOREST PRODUCTS  0.4%
Louisiana-Pacific Corp. (a).................................   25,970       209,318
                                                                        -----------

HEALTH CARE DISTRIBUTORS & SERVICES  0.2%
Cardinal Health, Inc. ......................................    1,867       110,508
                                                                        -----------

HEALTH CARE EQUIPMENT  0.5%
Baxter International, Inc. .................................   10,000       280,000
                                                                        -----------

HEALTH CARE SUPPLIES  0.0%
Edwards Lifesciences Corp. (a)..............................    1,000        25,470
                                                                        -----------

INDUSTRIAL GASES  6.7%
Air Products & Chemicals, Inc. .............................   89,021     3,805,648
                                                                        -----------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2002

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
INDUSTRIAL MACHINERY  0.9%
SPX Corp. (a)...............................................   13,648   $   511,118
                                                                        -----------

INTEGRATED OIL & GAS  9.9%
Amerada Hess Corp. .........................................   21,200     1,167,060
BP PLC--ADR (United Kingdom)................................   33,876     1,377,059
Exxon Mobil Corp. ..........................................   86,639     3,027,167
                                                                        -----------
                                                                          5,571,286
                                                                        -----------
MULTI-LINE INSURANCE  4.3%
American International Group, Inc. .........................   41,688     2,411,651
                                                                        -----------

OFFICE ELECTRONICS  1.1%
IKON Office Solutions, Inc. ................................   86,993       622,000
                                                                        -----------

OIL & GAS DRILLING  0.1%
Transocean, Inc. (a)........................................    3,113        72,222
                                                                        -----------

OIL & GAS EQUIPMENT & SERVICES  3.7%
Baker Hughes, Inc. .........................................   25,634       825,158
Halliburton Co. ............................................   30,320       567,287
Schlumberger Ltd. ..........................................   16,080       676,807
                                                                        -----------
                                                                          2,069,252
                                                                        -----------
OIL & GAS EXPLORATION & PRODUCTION  2.1%
Apache Corp. ...............................................   12,546       714,997
Kerr-McGee Corp. ...........................................   10,900       482,870
                                                                        -----------
                                                                          1,197,867
                                                                        -----------
PACKAGED FOODS  4.0%
McCormick & Co., Inc. ......................................   96,518     2,239,218
                                                                        -----------

PAPER PRODUCTS  1.1%
Georgia-Pacific Group.......................................   37,376       603,996
                                                                        -----------

PHARMACEUTICALS  40.0%
Johnson & Johnson...........................................   92,467     4,966,403
Merck & Co., Inc. ..........................................   50,376     2,851,785
Pfizer, Inc. ...............................................  302,075     9,234,433
Schering-Plough Corp. ......................................  156,022     3,463,688
Wyeth.......................................................   56,000     2,094,400
                                                                        -----------
                                                                         22,610,709
                                                                        -----------
REAL ESTATE INVESTMENT TRUSTS  1.1%
Plum Creek Timber Co., Inc. ................................   25,602       604,207
                                                                        -----------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2002

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
RESTAURANTS  0.1%
Luby's Cafeterias, Inc. (a).................................   13,367   $    38,898
                                                                        -----------

SEMICONDUCTORS  12.3%
Intel Corp. ................................................  444,781     6,925,240
                                                                        -----------

SPECIALTY CHEMICALS  5.1%
International Flavors & Fragrances, Inc. ...................   49,712     1,744,891
Lubrizol Corp. .............................................   37,620     1,147,410
                                                                        -----------
                                                                          2,892,301
                                                                        -----------
TOTAL LONG-TERM INVESTMENTS  98.9%
  (Cost $6,988,333)..................................................    55,822,551

REPURCHASE AGREEMENT  1.2%
State Street Bank & Trust Co. ($679,000 par collateralized by U.S.
  Government obligations in a pooled cash account, dated 12/31/02, to
  be sold on 01/02/03 at $679,040) (Cost $679,000)...................       679,000
                                                                        -----------

TOTAL INVESTMENTS  100.1%
  (Cost $7,667,333)..................................................    56,501,551
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)........................       (43,716)
                                                                        -----------

NET ASSETS  100.0%...................................................   $56,457,835
                                                                        ===========

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2002

ASSETS:
Total Investments (Cost $7,667,333).........................  $56,501,551
Receivables:
  Dividends.................................................       82,959
  Interest..................................................           20
Other.......................................................       31,856
                                                              -----------
    Total Assets............................................   56,616,386
                                                              -----------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................       24,717
  Affiliates................................................        3,610
  Custodian Bank............................................          256
Managing General Partners' Retirement Plan..................       93,131
Accrued Expenses............................................       36,837
                                                              -----------
    Total Liabilities.......................................      158,551
                                                              -----------
NET ASSETS..................................................  $56,457,835
                                                              ===========
NET ASSETS ARE COMPRISED OF:
212,063 units of limited partnership interest...............  $55,522,094
3,435 units of non-managing general partnership interest....      899,348
139 units of managing general partnership interest..........       36,393
                                                              -----------
NET ASSETS..................................................  $56,457,835
                                                              ===========
NET ASSET VALUE PER UNIT ($56,457,835 divided by 215,637
  units of partnership interest outstanding)................  $    261.82
                                                              ===========

See Notes to Financial Statements

Statement of Operations
For the Year Ended December 31, 2002

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $6,277)......  $  1,068,704
Interest....................................................        10,653
                                                              ------------
    Total Income............................................     1,079,357
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................       347,214
Managing General Partners' Fees and Related Expenses........        33,404
Custody.....................................................        11,239
Legal.......................................................        10,212
Other.......................................................        89,814
                                                              ------------
    Total Expenses..........................................       491,883
    Less Credits Earned on Cash Balances....................           241
                                                              ------------
    Net Expenses............................................       491,642
                                                              ------------
NET INVESTMENT INCOME.......................................  $    587,715
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  7,450,777
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    76,814,576
  End of the Period.........................................    48,834,218
                                                              ------------
Net Unrealized Depreciation During the Period...............   (27,980,358)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(20,529,581)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(19,941,866)
                                                              ============

                                               See Notes to Financial Statements

Statements of Changes in Net Assets

                                                     YEAR ENDED           YEAR ENDED
                                                  DECEMBER 31, 2002    DECEMBER 31, 2001
                                                  --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income............................   $    587,715         $    593,407
Net Realized Gain on Investments as a result of
  partner-in-kind redemptions....................      7,450,777            2,264,172
Net Unrealized Depreciation During the Period....    (27,980,358)          (8,665,443)
                                                    ------------         ------------
Change in Net Assets from Operations.............    (19,941,866)          (5,807,864)

Distributions from Net Investment Income.........       (289,544)            (316,831)
                                                    ------------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.....................................    (20,231,410)          (6,124,695)
                                                    ------------         ------------

FROM PARTNERSHIP UNIT TRANSACTIONS:
Proceeds From Units Issued Through Dividend
  Reinvestment...................................         50,714               50,245
Cost of Units Repurchased........................     (8,037,767)          (4,057,376)
                                                    ------------         ------------
NET CHANGE IN NET ASSETS FROM PARTNERSHIP UNIT
  TRANSACTIONS...................................     (7,987,053)          (4,007,131)
                                                    ------------         ------------
TOTAL DECREASE IN NET ASSETS.....................    (28,218,463)         (10,131,826)
NET ASSETS:
Beginning of the Period..........................     84,676,298           94,808,124
                                                    ------------         ------------
End of the Period................................   $ 56,457,835         $ 84,676,298
                                                    ============         ============
CHANGE IN PARTNERSHIP UNITS OUTSTANDING:
Units Issued Through Dividend Reinvestment.......            163                  139
Units Repurchased................................        (24,560)             (11,914)
                                                    ------------         ------------
Decrease in Partnership Units Outstanding........        (24,397)             (11,775)
                                                    ============         ============

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE UNIT OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                 YEAR ENDED DECEMBER 31, (a)
                                     ---------------------------------------------------
                                      2002       2001       2000       1999       1998
                                     ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................ $352.77    $376.51    $348.41    $313.59    $243.54
                                     -------    -------    -------    -------    -------
  Net Investment Income.............    2.60       2.40       1.85       1.77       2.01
  Net Realized and Unrealized
    Gain/Loss.......................  (92.27)    (24.86)     28.06      34.82      69.32
                                     -------    -------    -------    -------    -------
Total from Investment Operations....  (89.67)    (22.46)     29.91      36.59      71.33
                                     -------    -------    -------    -------    -------
Less:
  Distributions from Net Investment
    Income..........................    1.28       1.28       1.28       1.28       1.28
  Distributions from Net Realized
    Gain............................     -0-        -0-        .53        .49        -0-
                                     -------    -------    -------    -------    -------
Total Distributions.................    1.28       1.28       1.81       1.77       1.28
                                     -------    -------    -------    -------    -------
NET ASSET VALUE, END OF THE PERIOD.. $261.82    $352.77    $376.51    $348.41    $313.59
                                     =======    =======    =======    =======    =======

Total Return (b).................... -25.47%     -5.97%      8.56%     11.48%     29.36%
Net Assets at End of the Period (In
  millions)......................... $  56.5    $  84.7    $  94.8    $  94.2    $  87.9
Ratio of Expenses to Average Net
  Assets............................    .71%       .64%       .65%       .75%       .74%
Ratio of Net Investment Income to
  Average Net Assets................    .85%       .68%       .45%       .53%       .73%
Portfolio Turnover..................      0%         0%         0%         0%         0%

(a) Based on average units outstanding.

(b) Total return based on net asset value (NAV) assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and sale of all units at the end of the period, all at NAV. These returns do not reflect the deduction of taxes that a partner would pay on Fund distributions or the redemption of Fund units.

                                               See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

December 31, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Exchange Fund (the "Fund"), a California limited partnership, is a partnership registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The Fund seeks long-term growth of capital. The production of current income is a secondary objective. The Fund commenced investment operations on December 16, 1976.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Listed securities and unlisted securities for which the last sales price is not available are valued at the mean between the last reported bid and ask price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Managing General Partners. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2002

D. FEDERAL INCOME TAXES The Fund has met the qualifications to be classified as a partnership for federal income tax purposes and intends to maintain this qualification in the future. A partnership is not subject to federal income tax.

    At December 31, 2002, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $ 3,625,100
                                                                ===========
Gross tax unrealized appreciation...........................    $52,944,839
Gross tax unrealized depreciation...........................        (68,388)
                                                                -----------
Net tax unrealized appreciation on investments..............    $52,876,451
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS Quarterly distributions to partners are recorded on the record date. Net investment income is allocated daily to each partner, relative to the total number of units held. Capital gains or losses will be allocated equally among units outstanding on the day recognized.

F. EXPENSE REDUCTIONS During the year ended December 31, 2002, the Fund's custody fee was reduced by $241 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide facilities and investment advice to the Fund for an annual fee payable monthly of .50% based on the average daily net assets of the Fund.

    For the year ended December 31, 2002, the Fund recognized expenses of approximately $10,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended December 31, 2002, the Fund recognized expenses of approximately $11,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which is reported as part of "Other" expense in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2002, the Fund recognized expenses of approximately $15,000 representing transfer agent fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Managing General Partners.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2002

    Managing general partners of the Fund who are not affiliated with the Adviser are compensated by the Fund at the annual rate of approximately $500 plus a fee of $250 per Board meeting attended.

    The Managing General Partners of the Fund instituted a Retirement Plan effective April 1, 1996. The Plan is not funded, and obligations under the Plan will be paid solely out of the Fund's general accounts. The Fund will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or escrow. For the current Managing General Partners not affiliated with the Adviser, the annual retirement benefit payable per year for a ten year period is based upon the highest total annual compensation received in any of the three calendar years preceding retirement. Managing General Partners with more than five but less than ten years service at retirement will receive a prorated reduced benefit. Under the Plan, for the Managing General Partners retiring with the effectiveness of the Plan, the annual retirement benefit payable per year for a ten year period is equal to 75% of the total compensation received from the Fund during the 1995 calendar year.

    At December 31, 2002, Van Kampen Funds Inc. and Van Kampen Exchange Corp., as nonmanaging general partners of the Fund, owned 340 and 3,095 units of partnership interest, respectively.

3. PARTNERSHIP UNIT TRANSACTIONS

Partners of the Fund may redeem units at any time. The net asset value of units redeemed, other than redemptions under a systematic withdrawal plan, may be paid in cash or securities, at the option of the Fund, and will ordinarily be paid in whole or in part in securities. The Fund's valuation will determine the quantity of securities tendered. The Fund will select securities for tender in redemptions based on tax or investment considerations.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $-0- and $7,649,925, respectively.

5. NET ASSETS

At December 31, 2002, net assets include the following:

Net paid in capital on units of beneficial interest.........    $ 7,623,617
Net unrealized appreciation on investments..................     48,834,218
                                                                -----------
Total net assets............................................    $56,457,835
                                                                ===========

REPORT OF INDEPENDENT AUDITORS

To the Partners of
Van Kampen Exchange Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen Exchange Fund, a California Limited Partnership (the "Fund"), including the portfolio of investments, as of December 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Fund's financial highlights for the periods ended prior to December 31, 2000, were audited by other auditors whose report, dated February 10, 2000, expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Exchange Fund as of December 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
February 7, 2003

MANAGING GENERAL PARTNERS AND
IMPORTANT ADDRESSES
VAN KAMPEN EXCHANGE FUND
(A CALIFORNIA LIMITED PARTNERSHIP)

MANAGING GENERAL PARTNERS

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

NON-MANAGING GENERAL PARTNERS

VAN KAMPEN EXCHANGE CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

MANAGING GENERAL PARTNER AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Managing General Partners and the Fund's officers appointed by the Managing General Partners. The tables below list the managing general partners and officers of the Fund and their principal occupations for the last five years, other directorships held by the managing general partners and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Trust Company, Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." For purposes hereof, the term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliations. Managing General Partners serve one year terms or until their successors are duly elected and qualified. Officers are annually elected by the managing general partners.

INDEPENDENT MANAGING GENERAL PARTNERS:

                                                                                  NUMBER OF
                                                                                  FUNDS IN
                                                                                    FUND
                                                                                   COMPLEX
                                            TERM OF                               OVERSEEN
                                           OFFICE AND                                BY
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                              MANAGING    OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     GENERAL    HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS         PARTNER    GENERAL PARTNER
David C. Arch (57)            Managing     Managing    Mr. Arch is Chairman and      37       Mr. Arch is a member of
Blistex Inc.                  General      General     Chief Executive Officer                the Board of Directors of
1800 Swift Drive              Partner      Partner     of Blistex Inc., a                     the Heartland Alliance, a
Oak Brook, IL 60523                        since 1988  consumer health care                   non-profit organization
                                                       products manufacturer,                 serving human needs based
                                                       and former Director of                 in Chicago.
                                                       the World Presidents
                                                       Organization-Chicago
                                                       Chapter. Mr. Arch is also
                                                       a Trustee or Managing
                                                       General Partner of other
                                                       investment companies
                                                       advised by the Advisers.

                                                                                  NUMBER OF
                                                                                  FUNDS IN
                                                                                    FUND
                                                                                   COMPLEX
                                            TERM OF                               OVERSEEN
                                           OFFICE AND                                BY
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                              MANAGING    OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     GENERAL    HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS         PARTNER    GENERAL PARTNER

Rod Dammeyer (62)             Managing     Managing    Mr. Dammeyer is President     37       Mr. Dammeyer is a member
CAC, llc.                     General      General     of CAC, llc., a private                of the Board of Directors
676 North Michigan Avenue     Partner      Partner     company offering capital               of TeleTech Holdings
Suite 2800                                 since 1988  investment and management              Inc., Stericycle, Inc.,
Chicago, IL 60611                                      advisory services. Mr.                 GATX Corporation, Arris
                                                       Dammeyer is also a                     Group, Inc. and Peregrine
                                                       Trustee or Managing                    Systems Inc. and a member
                                                       General Partner of other               of the Board of Trustees
                                                       investment companies                   of the University of
                                                       advised by the Advisers.               Chicago Hospitals and
                                                       Prior to February 2001,                Health Systems. Prior to
                                                       Mr. Dammeyer was Vice                  July 2000, Mr. Dammeyer
                                                       Chairman and Director of               was a member of the Board
                                                       Anixter International,                 of Directors of Allied
                                                       Inc. and IMC Global Inc.               Riser Communications
                                                       Prior to July 2000, Mr.                Corp., Matria Healthcare
                                                       Dammeyer was a Managing                Inc., Transmedia
                                                       Partner of Equity Group                Networks, Inc., CNA
                                                       Corporate Investment                   Surety, Corp. and Grupo
                                                       (EGI), a company that                  Azcarero Mexico (GAM).
                                                       makes private investments              Prior to April 1999, Mr.
                                                       in other companies. Prior              Dammeyer was a Director
                                                       to 1997, Mr. Dammeyer was              of Metal Management, Inc.
                                                       President, Chief                       Prior to 1998, Mr.
                                                       Executive Officer and a                Dammeyer was a Director
                                                       Director of Great                      of Lukens, Inc., Capsure
                                                       American Management &                  Holdings Corp., Revco
                                                       Investment, Inc., a                    D.S., Inc., the Chase
                                                       diversified manufacturing              Manhattan Corporation
                                                       company.                               National Advisory Board
                                                                                              and Sealy, Inc. Prior to
                                                                                              1997, Mr. Dammeyer was a
                                                                                              Director of Flacon
                                                                                              Building Products, Inc.

                                                                                  NUMBER OF
                                                                                  FUNDS IN
                                                                                    FUND
                                                                                   COMPLEX
                                            TERM OF                               OVERSEEN
                                           OFFICE AND                                BY
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                              MANAGING    OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     GENERAL    HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS         PARTNER    GENERAL PARTNER


Howard J Kerr (67)            Managing     Managing    Mr. Kerr is a Trustee or      37       Mr. Kerr is a Director of
736 North Western Avenue      General      General     Managing General Partner               Canbra Foods, Ltd., a
P.O. Box 317                  Partner      Partner     of other investment                    Canadian oilseed
Lake Forest, IL 60045                      since 1992  companies advised by the               crushing, refining,
                                                       Advisers. Prior to 1998,               processing and packaging
                                                       Mr. Kerr was the                       operation; the Marrow
                                                       President and Chief                    Foundation and Lake
                                                       Executive Officer of                   Forest Bank & Trust.
                                                       Pocklington Corporation,
                                                       Inc., an Investment
                                                       holding company.

Theodore A. Myers (72)        Managing     Managing    Mr. Myers is a financial      37       Mr. Myers is a Director
550 Washington Avenue         General      General     consultant. Mr. Myers is               of Met Life Investors
Glencoe, IL 60022             Partner      Partner     also a Trustee or                      (formerly known as COVA
                                           since 1988  Managing General Partner               Financial Life
                                                       of other investment                    Insurance). Prior to
                                                       companies advised by the               1997, Mr. Myers was a
                                                       Advisers. Prior to 1998,               Director of McLouth
                                                       Mr. Myers was a Senior                 Steel.
                                                       Financial Advisor (and,
                                                       prior to 1997, an
                                                       Executive Vice President,
                                                       Chief Financial Officer
                                                       and Director) of
                                                       Qualitech Steel
                                                       Corporation, a producer
                                                       of high quality
                                                       engineered steels for
                                                       automotive,
                                                       transportation and
                                                       capital goods industries.
                                                       Prior to 1997, Mr. Myers
                                                       was a member of the
                                                       Arthur Andersen Chief
                                                       Financial Officers'
                                                       Committee.

                                                                                  NUMBER OF
                                                                                  FUNDS IN
                                                                                    FUND
                                                                                   COMPLEX
                                            TERM OF                               OVERSEEN
                                           OFFICE AND                                BY
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                              MANAGING    OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     GENERAL    HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS         PARTNER    GENERAL PARTNER


Hugo F. Sonnenschein (62)     Managing     Managing    Mr. Sonnenschein is           37       Mr. Sonnenschein is a
1126 E. 59th Street           General      General     President Emeritus and                 Director of Winston
Chicago, IL 60637             Partner      Partner     Honorary Trustee of the                Laboratories, Inc.
                                           since 1994  University of Chicago and
                                                       the Hutchinson
                                                       Distinguished Professor
                                                       in the Department of
                                                       Economics at the
                                                       University of Chicago.
                                                       Prior to July 2000, Mr.
                                                       Sonnenschein was
                                                       President of the
                                                       University of Chicago.
                                                       Mr. Sonnenschein is a
                                                       member of the Board of
                                                       Trustees of the
                                                       University of Rochester
                                                       and a member of its
                                                       investment committee. Mr.
                                                       Sonnenschein is a member
                                                       of the National Academy
                                                       of Sciences, the American
                                                       Philosophical Society,
                                                       and a fellow of the
                                                       American Academy of Arts
                                                       and Sciences. Mr.
                                                       Sonnenschein is also a
                                                       Trustee or Managing
                                                       General Partner of other
                                                       investment companies
                                                       advised by the Advisers.

INTERESTED MANAGING GENERAL PARTNERS*:

                                                                                  NUMBER OF
                                                                                  FUNDS IN
                                                                                    FUND
                                                                                   COMPLEX
                                            TERM OF                               OVERSEEN
                                           OFFICE AND                                BY
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                              MANAGING    OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     GENERAL    HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS         PARTNER    GENERAL PARTNER
Richard F. Powers, III* (57)  Chairman     Managing    Mr. Powers is Chairman,       92
1 Parkview Plaza                           General     Director, President,
Oakbrook Terrace, IL 60181                 Partner     Chief Executive Officer
                                           since 1999  and Managing Director of
                                                       Van Kampen; Chairman,
                                                       Director, Chief Executive
                                                       Officer and Managing
                                                       Director of the Advisers,
                                                       Distributor, Van Kampen
                                                       Advisors Inc. and Van
                                                       Kampen Management Inc.;
                                                       Director of other
                                                       subsidiaries of Van
                                                       Kampen; and Chief Sales
                                                       and Marketing Officer of
                                                       Morgan Stanley Dean
                                                       Witter Asset Management
                                                       Inc. Mr. Powers is also
                                                       Chairman of the Board,
                                                       Trustee/Director and
                                                       President of funds in the
                                                       Fund Complex. Prior to
                                                       May 1998, Mr. Powers was
                                                       Executive Vice President;
                                                       and Director of Marketing
                                                       of Morgan Stanley Dean
                                                       Witter & Co. and Director
                                                       of Dean Witter Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Mr. Powers was Director
                                                       of Dean Witter Reynolds
                                                       Inc.

Wayne W. Whalen* (63)         Managing     Managing    Mr. Whalen is a Partner       92
333 West Wacker Drive         General      General     in the law firm of
Chicago, IL 60606             Partner      Partner     Skadden, Arps, Slate,
                                           since 1988  Meagher & Flom
                                                       (Illinois), legal counsel
                                                       to certain funds advised
                                                       by the Advisers. Mr.
                                                       Whalen is a Trustee,
                                                       Director or Managing
                                                       General Partner of other
                                                       funds advised by the
                                                       Advisers.

* Such partner is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person to certain of the funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Mr. Powers is an interested person of such funds in the Fund Complex and the Advisers by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (62)          Executive Vice           Officer     Managing Director and Chief Investment Officer of Van Kampen
2800 Post Oak Blvd.           President and Chief      since 1998  Investments, and Managing Director, President and Chief
45th Floor                    Investment Officer                   Operating Officer of the Advisers and Van Kampen Advisors
Houston, TX 77056                                                  Inc. Executive Vice President and Chief Investment Officer
                                                                   of funds in the Fund Complex. Prior to December 2000,
                                                                   Executive Vice President and Chief Investment Officer of Van
                                                                   Kampen Investments, and President and Chief Operating
                                                                   Officer of the Advisers. Prior to April 2000, Executive Vice
                                                                   President and Chief Investment Officer for Equity
                                                                   Investments of the Advisers. Prior to October 1998, Vice
                                                                   President and Senior Portfolio Manager with AIM Capital
                                                                   Management, Inc. Prior to February 1998, Senior Vice
                                                                   President and Portfolio Manager of Van Kampen American
                                                                   Capital Asset Management, Inc., Van Kampen American Capital
                                                                   Investment Advisory Corp. and Van Kampen American Capital
                                                                   Management, Inc.

Mitchell M. Merin (49)        President and Chief      Officer     President and Chief Executive Officer of funds in the Fund
1221 Avenue of the Americas   Executive Officer        since 2002  Complex since November 2002. Trustee/Director of certain
New York, NY 10020                                                 funds in the Fund Complex since 1999. President and Chief
                                                                   Operating Officer of Morgan Stanley Investment Management
                                                                   since December 1996. President and Director since April 1997 and Chief Executive Officer since June 1998 of Morgan
                                                                   Stanley Investment Advisors Inc. and Morgan Stanley Services
                                                                   Company Inc. Chairman, Chief Executive Officer and Director
                                                                   of Morgan Stanley Distributors Inc. since June 1998.
                                                                   Chairman since June 1998, and Director since January 1998 of
                                                                   Morgan Stanley Trust. Director of various Morgan Stanley
                                                                   subsidiaries. President of the Morgan Stanley Funds since
                                                                   May 1999. Previously Chief Strategic Officer of Morgan
                                                                   Stanley Investment Advisors Inc. and Morgan Stanley Services
                                                                   Company Inc. and Executive Vice President of Morgan Stanley
                                                                   Distributors Inc. April 1997-June 1998. Vice President of
                                                                   the Morgan Stanley Funds May 1997-April 1999, and Executive
                                                                   Vice President of Dean Witter, Discover & Co. prior to May
                                                                   1997.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Joseph J. McAlinden (60)      Chief Investment         Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   Officer                  since 2002  Stanley Investment Advisors Inc. Morgan Stanley Investment
New York, NY 10020                                                 Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of the Morgan Stanley Trust for five years.

A. Thomas Smith III (46)      Vice President and       Officer     Managing Director and Director of Van Kampen Investments,
1221 Avenue of the Americas   Secretary                since 1999  Director of the Advisers, Van Kampen Advisors Inc., the
New York, NY 10020                                                 Distributor, Investor Services and certain other
                                                                   subsidiaries of Van Kampen Investments. Managing Director
                                                                   and General Counsel-Mutual Funds of Morgan Stanley
                                                                   Investment Advisors, Inc. Vice President or Principal Legal
                                                                   Officer and Secretary of funds in the Fund Complex. Prior to
                                                                   July 2001, Managing Director, General Counsel, Secretary and
                                                                   Director of Van Kampen Investments, the Advisers, the
                                                                   Distributor, Investor Services, and certain other
                                                                   subsidiaries of Van Kampen Investments. Prior to December
                                                                   2000, Executive Vice President, General Counsel, Secretary
                                                                   and Director of Van Kampen Investments, the Advisers, Van
                                                                   Kampen Advisors Inc., the Distributor, Investor Services and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior to January 1999, Vice President and Associate General
                                                                   Counsel to New York Life Insurance Company ("New York
                                                                   Life"), and prior to March 1997, Associate General Counsel of New York Life. Prior to December 1993, Assistant General
                                                                   Counsel of The Dreyfus Corporation. Prior to August 1991,
                                                                   Senior Associate, Willkie Farr & Gallagher. Prior to January
                                                                   1989, Staff Attorney at the Securities and Exchange
                                                                   Commission, Division of Investment Management, Office of
                                                                   Chief Counsel.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John R. Reynoldson (49)       Vice President           Officer     Executive Director of the Advisers and Van Kampen Advisors
1 Parkview Plaza                                       since 2000  Inc. Vice President of funds in the Fund Complex. Prior to
Oakbrook Terrace, IL 60181                                         July 2001, Principal and Co-head of the Fixed Income
                                                                   Department of the Advisers and Van Kampen Advisors Inc.
                                                                   Prior to December 2000, Senior Vice President of the
                                                                   Advisers and Van Kampen Advisors Inc. Prior to May 2000, he
                                                                   managed the investment grade taxable group for the Advisers since July 1999. From July 1988 to June 1999, he managed the government securities bond group for Asset Management. Mr.
                                                                   Reynoldson has been with Asset Management since April 1987.

John L. Sullivan (47)         Vice President, Chief    Officer     Executive Director of Van Kampen Investments, the Advisers
1 Parkview Plaza              Financial Officer and    since 1996  and Van Kampen Advisors Inc. Vice President, Chief Financial
Oakbrook Terrace, IL 60181    Treasurer                            Officer and Treasurer of funds in the Fund Complex. Head of
                                                                   Fund Accounting for Morgan Stanley Investment Management.

John H. Zimmermann, III (45)  Vice President           Officer     Managing Director and Director of Van Kampen Investments,
Harborside Financial Center                            since 2000  and Managing Director, President and Director of the
Plaza 2 - 7th Floor                                                Distributor. Vice President of funds in the Fund Complex.
Jersey City, NJ 07311                                              Prior to December 2000, President of Van Kampen Insurance
                                                                   Agency of Illinois Inc., and Senior Vice President and
                                                                   Director of Van Kampen Investments. From November 1992 to
                                                                   December 1997, Mr. Zimmermann was Senior Vice President of
                                                                   the Distributor.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about the Fund's managing general partners and executive officers and is available, without charge, upon request by calling (800) 847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2003 Van Kampen Funds Inc. All rights reserved.
EXCH ANR 2/03                                                  Member NASD/SIPC.
                                                                 9478B03-AP-2/03